Convertible Notes Payable (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 20, 2025	Apr. 20, 2022	Sep. 30, 2024	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Number of shares issued						2,248,760
Value of shares						$ 1,802,434
Warrants, exercise price				$ 2.79			$ 2.79
Fair value of warrants						439,028
Loss on extinguishment						$ (84,219)	$ 1,120,333
Converted to stock			$ 1,500,000
Subsequent Event [Member] | Convertible Note Agreement [Member] | Bigger Capital LLP [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Maturity date	Dec. 31, 2026
Principal amount	$ 1,750,000
Subsequent Event [Member] | Convertible Note Agreement [Member] | Bigger Capital LLP [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 30, 2025
Principal amount	$ 3,500,000
Warrant [Member]
Short-Term Debt [Line Items]
Number of shares issued					1,200,000
Value of shares					$ 1,118,400
Warrants, exercise price						$ 1.40
Fair value of warrants							196,730
Common Stock [Member]
Short-Term Debt [Line Items]
Number of shares issued						2,248,760
Value of shares						$ 2,249
Debt note amount				$ 500,000
Converted shares				537,634
Convertible Promissory Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 1,500,000
Debt conversion converted warrants		1,100,000
Convertible Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 500,000
Debt conversion converted warrants		360,000
Value of shares		$ 277,500
2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Maturity date		Oct. 20, 2022
Notes payable, extended maturity date		Jan. 31, 2024
Fair value of shares and warrants issued		$ 984,477
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Number of shares issued		250,000
Original issuance discount		5.00%
Legal fees		$ 10,000
Original issuance discount		8.00%
Debt instrument, conversion price		$ 2.79
Warrants term		5 years
Warrants, exercise price		$ 2.79
Interest expense						175,927	$ 171,433
Converted to stock						$ 1,500,000
Amended Note [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 0.93			$ 0.93
Fair value of conversion features							$ 923,603
Amended Note [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 6.00			$ 6.00
Outstanding warrants				500,000			500,000
Amended Note [Member] | Warrant One [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 2.79			$ 2.79
Outstanding warrants				1,460,000			1,460,000
Amended Note [Member] | Warrant Two [Member]
Short-Term Debt [Line Items]
Warrants, exercise price				$ 1.00			$ 1.00
Outstanding warrants				800,000			800,000